Others, Net - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Others, Net [Line Items]
Impairment losses on long-term investments	¥ 25,730,000	$ 3,679	¥ 0	¥ 43,740,000
January 2023 To December 2023 [Member] | Production Services [Member]
Others, Net [Line Items]
Percentage of additional credit available	5.00%	5.00%
January 2023 To December 2023 [Member] | Daily life services [Member]
Others, Net [Line Items]
Percentage of additional credit available	10.00%	10.00%